Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,221,209	$ 2,211,639
Goodwill resulting from acquisitions	227,283	18,535
Other	(3,597)	(8,965)
Goodwill, Ending Balance	$ 2,444,895	$ 2,221,209